UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23659

WisdomTree Digital Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

Ryan M. Louvar

WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 801-2080

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

WisdomTree Digital Trust

Semi-Annual Report

December 31, 2022

Fixed Income Digital Fund:

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Digital Trust.

Information about Performance and Shareholder Expense Example (unaudited)

Performance

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Example

The Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 to December 31, 2022. Except where noted, expenses are calculated using the Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Digital Trust	1

Performance Summary

as of December 31, 2022 (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

Investment Breakdown†

Investment Type	% of Net Assets
U.S. Government Obligations	99.4%
Other Assets less Liabilities	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

Top Holdings*

Description	% of Net Assets
U.S. Treasury Note, 1.88%, 8/31/24	22.5%
U.S. Treasury Note, 2.13%, 7/31/24	22.1%
U.S. Treasury Note, 0.38%, 11/30/25	19.9%
U.S. Treasury Note, 0.75%, 11/15/24	19.5%
U.S. Treasury Note, 0.88%, 1/31/24	15.4%
*

The largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”), developed by Solactive, AG. The Index includes obligations of the U.S. Treasury, all with maturities between one and three years.

Shareholder Expense Example (for the six-month period1 ended December 31, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual[1]	$1,000.00	$997.06	0.00%	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	0.00%	$0.00
[1]

Fund commenced operations on December 14, 2022. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 18/365 (to reflect the period since commencement of operations).

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com/investments.

2	WisdomTree Digital Trust

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

December 31, 2022

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.4%

U.S. Treasury Notes – 99.4%
0.88%, 1/31/24	$160,000	$153,547
2.13%, 7/31/24	229,000	220,332
1.88%, 8/31/24	234,000	223,867
0.75%, 11/15/24	208,000	194,208
0.38%, 11/30/25	222,000	198,716

TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $995,590)		990,670

Other Assets less Liabilities – 0.6%		6,392

NET ASSETS – 100.0%		$997,062

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$990,670	$—	$990,670
Total Investments in Securities	$—	$990,670	$—	$990,670

See Notes to Financial Statements.

WisdomTree Digital Trust	3

Statement of Assets and Liabilities (unaudited)

WisdomTree Digital Trust

December 31, 2022

WisdomTree Short-Term Treasury Digital Fund
ASSETS:

Investments, at cost	$995,590
Investments in securities, at value	990,670

Cash	2,003

Receivables:

Interest	4,389
Total Assets	997,062
LIABILITIES:

Total Liabilities	—
NET ASSETS	$997,062
NET ASSETS:

Paid-in capital	$1,000,000

Total distributable earnings (loss)	(2,938)
NET ASSETS	$997,062
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000
Net asset value per share	$1.00

See Notes to Financial Statements.

4	WisdomTree Digital Trust

Statement of Operations (unaudited)

WisdomTree Digital Trust

For the Period Ended December 31, 2022

WisdomTree Short-Term Treasury Digital Fund[1]
INVESTMENT INCOME:

Interest	$1,982
Total investment income	1,982
EXPENSES:

Total expenses	—
Net investment income	1,982
NET UNREALIZED LOSS ON INVESTMENTS:

Net decrease in unrealized appreciation/depreciation	(4,920)
Net unrealized loss on investments	(4,920)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,938)
[1]	For the period December 14, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements.

WisdomTree Digital Trust	5

Statement of Changes in Net Assets

WisdomTree Digital Trust

WisdomTree Short-Term Treasury Digital Fund

For the Period December 14, 2022* through December 31, 2022 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,982

Net decrease in unrealized appreciation/depreciation on investments	(4,920)
Net decrease in net assets resulting from operations	(2,938)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares[1]	1,000,000
Net increase in net assets resulting from capital share transactions	1,000,000
Net Increase in Net Assets	997,062
NET ASSETS:

Beginning of period	$—

End of period	$997,062
SHARES SUBSCRIBED AND REDEEMED:

Shares outstanding, beginning of period	—

Shares subscribed[1]	1,000,000

Shares redeemed	—
Shares outstanding, end of period	1,000,000
*	Commencement of operations.
[1]

Includes activity from July 13, 2022 in connection with the organization of the Fund, in which WisdomTree Inc. (formerly, WisdomTree Investments, Inc.), the ultimate parent company of the Fund’s Adviser, WisdomTree Digital Management, Inc., contributed $100,000 in exchange for 100,000 shares of the Fund.

See Notes to Financial Statements.

6	WisdomTree Digital Trust

Financial Highlights

WisdomTree Digital Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Term Treasury Digital Fund	For the Period December 14, 2022* through December 31, 2022 (unaudited)
Net asset value, beginning of period	$1.00
Investment operations:

Net investment income[1]	0.00 [2]

Net unrealized loss	(0.00)[2]
Net asset value, end of period	$1.00

TOTAL RETURN[3]	(0.29)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$997

Ratios to average net assets of:

Expenses	0.00%[4]

Net investment income	4.02%[4]
Portfolio turnover rate[5]	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return is computed based on a net asset value per share extended to four decimal places. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Digital Trust	7

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Digital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on April 19, 2021 and is authorized to have multiple series or portfolios. These notes relate only to the WisdomTree Short-Term Treasury Digital Fund (the “Fund”). Prior to the commencement of operations on December 14, 2022, the Fund had no operations other than matters relating to its organization and registration under the 1940 Act and the Securities Act of 1933, as amended, and the sale and issuance of 100,000 common shares of beneficial interest on July 13, 2022. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, the Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

The Fund’s investment objective is to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury, all with maturities between 1 and 3 years. The Fund described herein is considered to be diversified as defined under the 1940 Act.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The following is a summary of significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of the Fund’s shares is calculated each day the Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding. In calculating the Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In certain instances, such as when reliable market valuations are not readily available, the Fund’s investments will be fair valued in accordance with the Fund’s valuation policy. The Board of Trustees has established a valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WisdomTree Digital Management, Inc. and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between

8	WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (continued)

market participants at the measurement date. The Valuation Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments, such as fixed income securities, are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing the Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in the Schedule of Investments.

During the period ended December 31, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts) is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method).

Tax Information and Dividends and Distributions to Shareholders — It is the Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment

WisdomTree Digital Trust	9

Notes to Financial Statements (unaudited) (continued)

accorded to RICs and their shareholders, the Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that the Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

WisdomTree Digital Management, Inc. (the “Adviser” or “WTDM”) is the investment adviser and has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Fund. The Adviser has arranged for Voya Investment Management Co., LLC (“Voya IM”) to provide sub-advisory services to the Fund. Voya IM is compensated by the Adviser at no additional cost to the Fund. The Adviser also arranges for transfer agency, custody, fund accounting, fund administration and all other related services necessary for the Fund to operate, which are generally under separate agreements entered into between the Trust, on behalf of the Fund, and the applicable service provider. Under the investment advisory agreement for the Fund, the Adviser has agreed to pay generally all expenses of the Fund, subject to certain exceptions described in Note 4.

The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.00% of the Fund’s average daily net assets.

On July 13, 2022, in connection with the organization of the Fund, WisdomTree, Inc. (“WisdomTree”) (formerly, WisdomTree Investments, Inc.), the ultimate parent company of the Adviser, contributed $100,000 in exchange for 100,000 shares of the Fund. On December 14, 2022, WisdomTree additionally contributed $900,000 in exchange for 900,000 shares of the Fund.

As of September 30, 2022, WisdomTree owned approximately 22% (or 18% on a fully-diluted basis) of the capital stock of Securrency, Inc. (“Securrency”), a developer of institutional-grade blockchain-based financial and regulatory technology and the ultimate parent company of the Fund’s transfer agent, Securrency Transfers, Inc. (“Securrency Transfers”), issued as a result of strategic investments made by WisdomTree in December of 2019 and March of 2021 totaling $13.6 million. In April 2022, WisdomTree participated in a convertible note financing, making a $5 million investment in Securrency. In consideration for its investment, WisdomTree was issued a 7% Convertible Promissory Note maturing on April 21, 2023.

4. EXPENSES, ORGANIZATION AND OFFERING COSTS

Under the investment advisory agreement in accordance with the unitary fee structure, the Adviser has agreed to pay all of the Fund’s organization costs and all of the Fund’s offering costs. Additionally, the Adviser has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees, (v) compensation and expenses of the Trust’s chief compliance officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; (x) fees and expenses under any separate fund services agreement entered into between the Adviser or its affiliates and the Trust or any Fund; and (xi) the advisory fee, if any, payable to the Adviser. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Trust and are not paid by the Adviser. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the investment advisory agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

10	WisdomTree Digital Trust

Notes to Financial Statements (unaudited) (concluded)

Securrency Transfers, the Fund’s transfer agent, maintains the official record of share ownership in book-entry form. The Fund also uses blockchain technology to maintain a secondary record of its shares. Pursuant to a separate contractual arrangement, WTDM (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Fund’s shares, makes periodic reports to the Board of Trustees of the Trust with respect thereto and (ii) pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Fund.

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Transactions in shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets. The Fund will be available exclusively through the WisdomTree Prime app, targeted for launch in early 2023.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales from short-term investments) for the period ended December 31, 2022 are shown in the following table.

Fund	Purchases	Sales
Short-Term Treasury Digital Fund[1]	$994,216	$—
[1]	For the period December 14, 2022 (commencement of operations) through December 31, 2022.

7. FEDERAL INCOME TAXES

At December 31, 2022, the cost of investments for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Short-Term Treasury Digital Fund	$995,590	$—	$(4,920)	$(4,920)

WisdomTree Digital Trust	11

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on June 29, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of WisdomTree Digital Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved: (1) the Investment Advisory Agreement between the Trust, on behalf of the WisdomTree Short-Term Treasury Digital Fund (the “Fund”), and WisdomTree Digital Management, Inc. (“WisdomTree” or the “Adviser”) (the “Advisory Agreement”); and (2) the Investment Sub-Advisory Agreement between WisdomTree and Voya Investment Management Co. LLC (“Voya” or the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the Fund. The Advisory Agreement and Sub-Advisory Agreement, together shall be referred to hereafter as the “Agreements”.

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Board requested and received in advance of the meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements, relating to the Fund, the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements. The Independent Trustees separately met with independent legal counsel to review and discuss the response materials provided by the Adviser and Sub-Adviser in support of the consideration of the Advisory Agreement and Sub-Advisory Agreement, respectively, in advance of the Meeting.

At the Meeting, the Independent Trustees reported that they had previously met with independent legal counsel in executive session without the presence of any WisdomTree personnel. The Board reported on WisdomTree’s and Voya’s presentation at the Meeting highlighting that the WisdomTree and the Voya representatives, each had responded to relevant questions throughout. The Board noted the extensive discussions among the Board members, as well as the Independent Trustees having had met with independent counsel prior to the Meeting and in executive session at the Meeting, regarding their review of the response materials, and concluded that such discussions have left the Board satisfied that WisdomTree and the Sub-Adviser had provided detailed responses to the requests for information to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and Sub-Advisory Agreement. The Board reported their conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreement should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement and Sub-Advisory Agreement. It also was noted that the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory and Sub-Advisory Agreements, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals of the Fund, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls employed by each of the Adviser and the Sub-Adviser. The Board also took into consideration the contractual commitment of Adviser’s parent company, WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.), to financially support the Adviser and to cover the Adviser’s liabilities as necessary. The Board evaluated the Adviser’s and Sub-Adviser’s services, their focus on the investment process, and the steps the Adviser and the Sub-Adviser, each has taken to ensure that the Fund will be managed with the support of highly dedicated and experienced investment professionals. The Board also noted the experience, background, and reputation of the Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and the Sub-Adviser to manage the Fund’s investments in accordance with the Fund’s stated investment objectives and policies, as well as the services to be provided by the Adviser and/or the Sub-Adviser to the Fund that are necessary for the operation of the Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers to the Fund. The Board further considered the Adviser’s knowledge, experience and ability to oversee service providers generally, including with respect to the Fund’s transfer agent utilization of blockchain technology in its operations. The Board concluded that the nature, extent and quality of the management and advisory service to be provided are necessary and appropriate and that the Adviser and Sub-Adviser is reasonably expected to each provide a high quality of service under the Agreements.

Investment performance.

The Board took into consideration the fact that the Fund had not launched yet and therefore no performance information could be provided for their consideration. Additionally, the Board also took into consideration that both the Adviser and the Sub-Adviser did not manage any comparable mandates. The Board next noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board was mindful of the Adviser’s focus on the Sub-Adviser’s performance. The Board also reviewed fee rates and expense ratio of peer group funds not advised by WisdomTree against those of the Fund. The Board took into consideration that it would receive ongoing performance reports thereafter showing variability of returns.

12	WisdomTree Digital Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Adviser regarding the Fund’s advisory fee and sub-advisory fee, respectively. They reviewed comparative information regarding fees for similar funds. The Board observed that as compared to similar funds, the advisory fee showed the Fund fell below the range of the advisory fees of similar funds as the Fund will not be paying an advisory fee. The Board also acknowledged that the fee arrangement in the Advisory Agreement had standard carveouts for unitary fee arrangements noting that the Adviser would have a separate services agreement with the Trust that would cover non-advisory administrative services. The Board observed that the Fund’s anticipated advisory fee was below the peer group median. Additionally, the Board took into consideration that the Adviser, and not the Fund, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiation between WisdomTree and the Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Fund (except certain enumerated and extraordinary expenses), in addition to the Sub-Advisory fee. The Board further noted that the Sub-Advisory Agreement includes a fee schedule that reduces the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Fund, is responsible for paying the sub-advisory fees. The Board also took into account management’s discussion of the Fund’s anticipated expenses. The Board concluded that the advisory fees to be paid by the Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost in providing services to the Fund, and the benefits to the Adviser from its relationship to the Fund. They reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by and cost to the Adviser regarding investment management infrastructure to support the Fund and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Fund. The Board observed that the Adviser anticipates that its affiliate, WisdomTree Securities, Inc., is expected, subject to FINRA approval, to operate as a mutual fund retailer with respect to the Fund and receive transaction fees on purchases and sales of Fund shares. Additionally, the Adviser’s affiliates are focused on launching a new direct-to-consumer channel digital wallet via a mobile phone application named “WisdomTree Prime,” which may benefit from any positive promotional results or visibility of the Fund, among other benefits. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Fund. The Board concluded that any potential benefits derived by the Advisers and Sub-Adviser from their relationship with the Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its shareholders.

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Fund, and whether the fee rates were reasonable in relation to the Fund’s projected asset levels and any economies of scale that may exist. The Board observed that the Fund does not have breakpoints in its advisory fee structure, however, the Board also took into account that the Fund will not be paying an advisory fee under the Advisory Agreement. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement does include asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Fund’s assets grow. The Board also noted that other funds in the Fund’s peer group do include breakpoints in their fee structures, however, the Board also noted that breakpoints are not the exclusive means of sharing potential economies of scale. The Board further noted that it will have the opportunity to periodically examine whether the Fund has achieved economies of scale, as well as the appropriateness of the fact that the Adviser is not receiving an advisory fee and the appropriateness of the sub-advisory fee payable to Sub-Adviser. The Board concluded that the Fund will benefit from the investments made by the Adviser including the Adviser’s obligation to pay all expenses of the Fund (except certain enumerated and extraordinary expenses).

The Board noted that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received by the Board, the evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, in their totality and without any one factor being dispositive, approving the Agreements was in the best interest of the Fund and its shareholders.

WisdomTree Digital Trust	13

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-212-801-2080 or writing to: WisdomTree Digital Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The Form N-PX will be available at no charge upon request by calling 1-212-801-2080 or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an exhibit to its reports on Form N-PORT. Copies of the filings will be available, without charge, on the SEC’s website at www.sec.gov and will also be available by calling the Trust at 1-212-801-2080. Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about the Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Go to www.wisdomtree.com/investments for a free prospectus or SAI.

14	WisdomTree Digital Trust

The WisdomTree Digital Funds are registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Digital Trust (“Trust”). WisdomTree Digital Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Blockchain technology is a relatively new and untested technology, with little regulation. Potential risks include vulnerability to fraud, theft, or inaccessibility, and future regulatory developments effect its viability. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Changes to the financial condition or credit rating of the U.S. government may cause the value to decline. Fixed income securities are subject interest rate, credit, inflation, and reinvestment risks. Generally, as interest rates rise, the value of fixed-income securities falls. Cybersecurity attacks affecting the Fund’s third-party service providers, App, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree.com/investments

WisdomTree Digital Funds shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-7346

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Digital Trust

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)

Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stuart Bell
Stuart Bell, President
(principal executive officer)
Date: March 10, 2023

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: March 10, 2023